Nature of Business	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Business

1. Organization

Radius Health, Inc. (“Radius” or the “Company”), which was formerly known as MPM Acquisition Corp., is a biopharmaceutical company focused on acquiring and developing new therapeutics for the treatment of osteoporosis and other women’s health conditions. The Company’s lead product candidate, currently in Phase 3 clinical development, is BA058 Injection, a daily subcutaneous injection of novel synthetic peptide analog of human parathyroid hormone-related protein (hPTHrP) for the treatment of osteoporosis. The BA058 Injection Phase 3 study began dosing patients in April 2011. The Company is also developing BA058 Microneedle Patch, a short wear time, transdermal form of BA058 delivered using a microneedle technology from 3M Drug Delivery Systems (3M), for which the Company expects to have a Phase 2 clinical study begin in the third quarter of 2012, with top-line data expected to be available in the second half of 2013. The Company also has two other product candidates, RAD1901, a selective estrogen receptor modulator, or SERM, in Phase 2 clinical development for the treatment of vasomotor symptoms (hot flashes) in women entering menopause, and RAD140, a selective androgen receptor modulator, or SARM, currently in preclinical development as a potential treatment for age-related muscle loss, frailty, weight loss associated with cancer cachexia and osteoporosis. As used throughout these financial statements, the terms “Radius,” “Company,” “we,” “us” and “our” refer to Radius Health, Inc. (f/k/a MPM Acquisition Corp.).

Pursuant to an Agreement and Plan of Merger (the “Merger Agreement” or the “Merger”) entered into in April 2011 by and among the Company (a public-reporting, Form 10 shell company at the time), RHI Merger Corp., a Delaware corporation and wholly owned subsidiary of the Company (“MergerCo”), and Radius Health, Inc., a privately-held Delaware corporation (“Former Operating Company”), MergerCo merged with and into the Former Operating Company, with the Former Operating Company remaining as the surviving entity and a wholly-owned subsidiary of the Company.  This transaction is herein referred to as the “Merger”. The Merger was effective as of May 17, 2011, upon the filing of a certificate of merger with the Delaware Secretary of State.  Following the Merger on May 17, 2011, the Company’s Board of Directors approved a transaction pursuant to which the Former Operating Company merged with and into the Company, leaving the Company as the surviving corporation (the “Short-Form Merger”).  As part of the Short-Form Merger, the Company, then named MPM Acquisition Corp., changed its name to Radius Health, Inc. and assumed the operations of the Former Operating Company.

The Company is subject to the risks associated with emerging companies with a limited operating history, including dependence on key individuals, a developing business model, market acceptance of the Company’s product candidates, competition for its product candidates, and the continued ability to obtain adequate financing to fund the Company’s future operations. The Company has an accumulated deficit of $156.1 million through June 30, 2012. The Company has incurred losses and expects to continue to incur additional losses for the foreseeable future. The Company intends to obtain additional equity and/or debt financing in order to meet working capital requirements and to further develop its product candidates. The Company believes that its existing cash and cash equivalents and marketable securities are sufficient to finance its operations, including its obligations under the Nordic agreement described in Note 12, into the first quarter of 2013.

1. Nature of business

Radius Health, Inc. ("Radius" or the "Company"), which was formerly known as MPM Acquisition Corp., is a biopharmaceutical company focused on acquiring and developing new therapeutics for the treatment of osteoporosis and other women's health conditions. The Company's lead product candidate, currently in Phase 3 clinical development, is BA058 Injection, a daily subcutaneous injection of novel synthetic peptide analog of human parathyroid hormone-related protein (hPTHrP) for the treatment of osteoporosis. The BA058 Injection Phase 3 study began dosing patients in April 2011. The Company is also developing BA058 Microneedle Patch, a short wear time, transdermal form of BA058 delivered using a microneedle technology from 3M Drug Delivery Systems (3M), currently in Phase 1 clinical development. The Company also has two other product candidates, RAD1901, a selective estrogen receptor modulator, or SERM, in Phase 2 clinical development for the treatment of vasomotor symptoms (hot flashes) in women entering menopause and RAD140, a selective androgen receptor modulator, or SARM, currently in preclinical development as a potential treatment for age-related muscle loss, frailty, weight loss associated with cancer cachexia and osteoporosis. As used throughout these financial statements, the terms "Radius," "Company," "we," "us" and "our" refer to Radius Health, Inc. (f/k/a MPM Acquisition Corp.).

Pursuant to an Agreement and Plan of Merger (the "Merger Agreement" or the "Merger") entered into in April 2011 by and among the Company (a public-reporting, Form 10 shell company at the time), RHI Merger Corp., a Delaware corporation and wholly owned subsidiary of the Company ("MergerCo"), and Radius Health, Inc., a privately-held Delaware corporation ("Former Operating Company"), MergerCo merged with and into the Former Operating Company, with the Former Operating Company remaining as the surviving entity and a wholly-owned subsidiary of the Company. This transaction is herein referred to as the "Merger". The Merger was effective on May 17, 2011, upon the filing of a certificate of merger with the Delaware Secretary of State. Following the Merger on May 17, 2011, the Company's board of directors approved the Merger of the Former Operating Company with and into the Company, leaving the Company as the surviving corporation (the "Short-Form Merger"). As part of the Short-Form Merger, the Company, then named MPM Acquisition Corp., changed its name to Radius Health, Inc. and assumed the operations of the Former Operating Company.

The Company is subject to the risks associated with emerging, technology-oriented companies with a limited operating history, including dependence on key individuals, a developing business model, market acceptance of the Company's product candidates, competition for its product candidates, and the continued ability to obtain adequate financing to fund the Company's future operations. The Company has an accumulated deficit of $122,359 through December 31, 2011. The Company has incurred losses and expects to continue to incur additional losses for the foreseeable future. The Company intends to obtain additional equity and/or debt financing in order to meet working capital requirements and to further develop its product candidates. As part of the Merger and Short-Form Merger in May 2011, the Company assumed the Former Operating Company's agreement with existing and new investors pursuant to which the Former Operating Company received an irrevocable, legally binding commitment for proceeds of $64,284 from the issuance of shares of Series A-1 Convertible Preferred Stock in three closings. The proceeds from each closing were generally due to the Company upon its written request. The first of the three closings was completed prior to the Merger on May 17, 2011 for gross proceeds of $21,428, the second closing was completed on November 18, 2011 for gross proceeds of $21,428, and the third closing was completed on December 14, 2011 for gross proceeds of $21,428. The Company believes that its existing cash and cash equivalents and marketable securities, coupled with its remaining borrowing capacity under the Loan and Security Agreement described in Note 11, are sufficient to finance its operations, including its obligations under the Nordic agreement described in Note 16, into the first quarter of 2013.